Stockholders' Equity - Summary of Stock Options Outstanding and Exercisable under All Stock Option Plans (Detail) (USD $)	12 Months Ended
Jun. 30, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, minimum	$ 0.30
Range of Exercise Prices, maximum	$ 9.00
Options Outstanding, Number	2,738,250
Options Outstanding, Weighted Average Remaining Contractual Life	6 years 4 months 21 days
Options Outstanding, Weighted Average Exercise Price	$ 1.98
Options Exercisable, Number	1,624,900
Options Exercisable, Weighted Average Exercise Price	$ 0.99
$0.30-$0.60 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, minimum	$ 0.30
Range of Exercise Prices, maximum	$ 0.60
Options Outstanding, Number	60,355
Options Outstanding, Weighted Average Remaining Contractual Life	6 years 18 days
Options Outstanding, Weighted Average Exercise Price	$ 0.47
Options Exercisable, Number	55,738
Options Exercisable, Weighted Average Exercise Price	$ 0.47
$0.64-$0.64 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, minimum	$ 0.64
Range of Exercise Prices, maximum	$ 0.64
Options Outstanding, Number	458,631
Options Outstanding, Weighted Average Remaining Contractual Life	2 years 10 months 28 days
Options Outstanding, Weighted Average Exercise Price	$ 0.64
Options Exercisable, Number	458,631
Options Exercisable, Weighted Average Exercise Price	$ 0.64
$0.70- $0.70 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, minimum	$ 0.70
Range of Exercise Prices, maximum	$ 0.70
Options Outstanding, Number	1,000
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 3 months 26 days
Options Outstanding, Weighted Average Exercise Price	$ 0.70
Options Exercisable, Number	1,000
Options Exercisable, Weighted Average Exercise Price	$ 0.70
$0.74-$0.74 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, minimum	$ 0.74
Range of Exercise Prices, maximum	$ 0.74
Options Outstanding, Number	691,678
Options Outstanding, Weighted Average Remaining Contractual Life	7 years 1 month 17 days
Options Outstanding, Weighted Average Exercise Price	$ 0.74
Options Exercisable, Number	459,399
Options Exercisable, Weighted Average Exercise Price	$ 0.74
$0.75-$0.91 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, minimum	$ 0.75
Range of Exercise Prices, maximum	$ 0.91
Options Outstanding, Number	299,906
Options Outstanding, Weighted Average Remaining Contractual Life	5 years 10 months 17 days
Options Outstanding, Weighted Average Exercise Price	$ 0.79
Options Exercisable, Number	218,292
Options Exercisable, Weighted Average Exercise Price	$ 0.78
$0.92-$1.40 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, minimum	$ 0.92
Range of Exercise Prices, maximum	$ 1.40
Options Outstanding, Number	288,632
Options Outstanding, Weighted Average Remaining Contractual Life	5 years 1 month 2 days
Options Outstanding, Weighted Average Exercise Price	$ 1.17
Options Exercisable, Number	239,117
Options Exercisable, Weighted Average Exercise Price	$ 1.16
$1.45-$3.32 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, minimum	$ 1.45
Range of Exercise Prices, maximum	$ 3.32
Options Outstanding, Number	290,998
Options Outstanding, Weighted Average Remaining Contractual Life	5 years 5 months 12 days
Options Outstanding, Weighted Average Exercise Price	$ 2.32
Options Exercisable, Number	175,457
Options Exercisable, Weighted Average Exercise Price	$ 2.31
$3.64-$5.28 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, minimum	$ 3.64
Range of Exercise Prices, maximum	$ 5.28
Options Outstanding, Number	423,000
Options Outstanding, Weighted Average Remaining Contractual Life	9 years 4 months 13 days
Options Outstanding, Weighted Average Exercise Price	$ 4.64
Options Exercisable, Number	16,666
Options Exercisable, Weighted Average Exercise Price	$ 5.28
$5.30-$6.91 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, minimum	$ 5.30
Range of Exercise Prices, maximum	$ 6.91
Options Outstanding, Number	222,050
Options Outstanding, Weighted Average Remaining Contractual Life	9 years 3 months 18 days
Options Outstanding, Weighted Average Exercise Price	$ 6.08
Options Exercisable, Number	600
Options Exercisable, Weighted Average Exercise Price	$ 5.60
$9.00-$9.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, minimum	$ 9.00
Range of Exercise Prices, maximum	$ 9.00
Options Outstanding, Number	2,000
Options Outstanding, Weighted Average Remaining Contractual Life	9 years 3 months 29 days
Options Outstanding, Weighted Average Exercise Price	$ 9.00
Options Exercisable, Number
Options Exercisable, Weighted Average Exercise Price